Offsetting of Financial Assets and Financial Liabilities - Offsetting Information Regarding Financial Assets and Financial Liabilities (Detail) - Derivatives [member] - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Gross amounts of recognized financial assets	¥ 133,077	¥ 194,187
Amounts offset in the consolidated statements of financial position, financial assets
Net amounts presented in the consolidated statements of financial position, financial assets	133,077	194,187
Amounts not offset due to not meeting offsetting criteria despite being subject to a master netting agreement or similar agreement, financial assets	(64,202)	(106,133)
Net Amounts, financial assets	68,875	88,054
Gross amounts of recognized financial liabilities	171,630	236,592
Amounts offset in the consolidated statements of financial position, financial liabilities
Net amounts presented in the consolidated statements of financial position, financial liabilities	171,630	236,592
Amounts not offset due to not meeting offsetting criteria despite being subject to a master netting agreement or similar agreement, financial liabilities	(64,202)	(106,133)
Net Amounts, financial liabilities	¥ 107,428	¥ 130,459